SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2018
Disclosure of supplementary cash flow information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION
23.	SUPPLEMENTARY CASH FLOW INFORMATION

	March 31, 2018	March 31, 2017
Cash on hand and at bank	$31,281	$39,243
Bank term deposits and GICs	17,918	33,760
Total cash and cash equivalents	$49,199	$73,003

Changes in non-cash operating working capital:	Years Ended March 31,
	2018	2017
Trade and other receivables	$715	$632
Inventories	(1,164)	355
Prepaids and deposits	86	(495)
Accounts payable and accrued liabilities	(1,743)	7,830
Deposits received	(603)	1,350
Due from a related party	84	(5,187)
	$(2,625)	$4,485